Related Party Transactions (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Preferred stock, outstanding shares		0	0
Common stock, outstanding shares		7,894,111	7,894,111
Accounts payable, related parties	$ 88,002	$ 13,672	$ 76,512
Debt forgiveness	$ 88,002	$ 88,002
Class A [Member] | EG I, LLC [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares		3,056,000
Class B [Member] | EG I, LLC [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares		727,619
Class B [Member] | EG I, LLC [Member] | Sixty-Five Roses Ranch, Inc. [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares		169,778
Mr. Warnecke, CFO [Member] | Sixty-Five Roses Ranch, Inc. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
Mr. Warnecke, CFO [Member] | Series B-2 Preferred Stock [Member] | Evolutionary Genomics, Inc. [Member]
Related Party Transaction [Line Items]
Preferred stock, outstanding shares		782,539
Equity Method Investment, Ownership Percentage		64.20%
Mr. Warnecke, CFO [Member] | Common Stock [Member] | Evolutionary Genomics, Inc. [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares		1,104,596
Equity Method Investment, Ownership Percentage		28.70%
Mr. Warnecke, CFO [Member] | Class A [Member] | EG I, LLC [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares		495,772